Schedule of Investments (Unaudited)
Pax MSCI EAFE ESG Leaders Index Fund	September 30, 2019

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.0%
AUSTRALIA: 9.6%
Aurizon Holdings, Ltd.	194,683	$776,074
Australia & New Zealand Banking Group, Ltd	267,393	5,136,532
Bendigo & Adelaide Bank, Ltd.	49,474	383,870
BlueScope Steel, Ltd.	48,791	396,299
Brambles, Ltd.	127,178	979,398
Coca-Cola Amatil, Ltd.	76,426	549,956
Cochlear, Ltd.	4,315	607,226
Coles Group, Ltd.	91,070	946,810
Commonwealth Bank of Australia	154,223	8,412,772
Computershare, Ltd.	117,271	1,281,985
CSL, Ltd.	36,774	5,814,407
Dexus, REIT	127,791	1,029,323
Fortescue Metals Group, Ltd.	249,087	1,482,619
Goodman Group, REIT	157,105	1,503,774
GPT Group, The, REIT	294,067	1,222,850
Insurance Australia Group, Ltd.	254,209	1,356,448
LendLease Group	42,900	508,831
Macquarie Group, Ltd.	29,248	2,592,606
National Australia Bank, Ltd.	250,824	5,029,073
Newcrest Mining, Ltd.	66,843	1,542,446
Origin Energy, Ltd.	2,554	13,756
Stockland, REIT	309,024	949,226
Sydney Airport	200,968	1,090,491
Telstra Corp., Ltd.	374,639	888,068
Transurban Group	250,645	2,488,268
Wesfarmers, Ltd.	102,844	2,763,194
Westpac Banking Corp.	300,384	5,999,459
Woodside Petroleum, Ltd.	1,008	22,022
		55,767,783

AUSTRIA: 0.2%
Voestalpine AG	42,976	988,111

BELGIUM: 0.6%
KBC Group NV	16,978	1,102,744
Solvay SA	4,761	492,893
UCB SA	15,159	1,099,821
Umicore SA	22,730	858,813
		3,554,271

DENMARK: 2.6%
Chr. Hansen Holding A/S	7,494	634,845
Coloplast A/S, Class B	8,788	1,057,336
Genmab A/S (a)	5,564	1,130,513
H Lundbeck A/S	30,715	1,018,283
ISS A/S	5,669	140,157
Novo Nordisk A/S, Class B	156,493	8,086,956
Orsted A/S	12,809	1,190,707
Pandora A/S	8,119	325,821
Vestas Wind Systems A/S	20,128	1,561,488
		15,146,106

FINLAND: 0.7%
Metso OYJ	7,447	277,901
Nokian Renkaat OYJ	38,829	1,094,449
Orion OYJ, Class B	5,124	190,935
Stora Enso OYJ, Class R	33,598	404,325
UPM-Kymmene OYJ	56,395	1,665,267
Wartsila OYJ Abp	55,217	617,824
		4,250,701

FRANCE: 9.9%
Accor SA	28,593	1,191,855
Air Liquide SA	40,868	5,816,335
Atos SE	20,104	1,415,107
AXA SA	181,406	4,631,981
Bouygues SA	39,963	1,600,388
Carrefour SA	47,590	832,457
Casino Guichard Perrachon SA	2,540	121,231
Cie de Saint-Gobain	58,081	2,276,351
Credit Agricole SA	162,765	1,970,073
Danone SA	47,333	4,169,170
EssilorLuxottica SA	28,905	4,167,501
Eurazeo SA	15,478	1,151,081
Gecina SA, REIT	5,202	817,353
Getlink SE	55,311	830,538
Ingenico Group SA	6,339	617,835
Kering SA	7,813	3,981,387
L'Oreal SA	22,476	6,285,837
Michelin	21,375	2,379,958
Natixis SA	98,160	406,693
Orange SA	217,034	3,397,004
Schneider Electric SE	64,930	5,677,613
SES SA	31,734	578,430
Societe BIC SA	8,197	550,270
Unibail-Rodamco-Westfield, REIT	9,144	1,333,020
Valeo SA	27,276	883,934
		57,083,402

GERMANY: 10.2%
adidas AG	14,763	4,596,376
Allianz SE	35,980	8,375,133
BASF SE	51,714	3,615,744
Bayerische Motoren Werke AG	29,995	2,112,437
Beiersdorf AG	4,809	567,005
Commerzbank AG	84,920	491,592
Deutsche Boerse AG	14,803	2,308,662
Deutsche Post AG	71,651	2,387,784
Deutsche Wohnen SE	17,011	620,960
E.ON SE	172,788	1,679,950
Fraport AG Frankfurt Airport Services Worldwide	5,971	506,075
Henkel AG & Co. KGaA	8,473	775,668
Infineon Technologies AG	143,640	2,580,745
Merck KGaA	6,726	757,682
METRO AG	38	600
MTU Aero Engines AG	4,711	1,251,795
Muenchener Rueckversicherungs AG	13,050	3,370,786
QIAGEN NV (a)	15,760	516,119
RWE AG	26,968	842,819
SAP SE	79,614	9,368,444
Siemens AG	90,200	9,655,470
Symrise AG	16,015	1,556,799
Telefonica Deutschland Holding AG	383,803	1,070,078
		59,008,723

HONG KONG: 2.3%
ASM Pacific Technology, Ltd.	41,400	505,138
BOC Hong Kong Holdings, Ltd.	331,557	1,125,045
CLP Holdings, Ltd.	151,000	1,587,144
Hang Seng Bank, Ltd.	78,900	1,700,104
HKT Trust & HKT, Ltd.	601,000	953,379
Hong Kong & China Gas Co., Ltd.	815,172	1,588,875
Hong Kong Exchanges and Clearing, Ltd.	47,149	1,381,939
Hysan Development Co, Ltd.	264,000	1,064,612
MTR Corp., Ltd.	111,433	624,933
Shangri-La Asia, Ltd.	30,000	30,577
Sun Hung Kai Properties, Ltd.	70,500	1,013,137
Swire Pacific, Ltd., Class A	66,000	614,281
Swire Properties, Ltd.	161,000	505,282
Techtronic Industries Co, Ltd.	129,500	901,344
		13,595,790

IRELAND: 0.8%
CRH PLC	64,500	2,213,910
Kerry Group PLC, Class A	18,345	2,145,478
		4,359,388

ISRAEL: 0.3%
Bank Hapoalim BM (a)	121,533	957,598
Bank Leumi Le-Israel BM	127,291	906,290
		1,863,888

ITALY;: 1.3%
Assicurazioni Generali SpA	95,924	1,858,977
CNH Industrial NV	85,902	874,750
EXOR NV	9,174	614,411
Intesa Sanpaolo SpA (b)	1,131,438	2,680,172
Snam SpA	253,370	1,279,830
		7,308,140

JAPAN: 23.5%
Aeon Co., Ltd.	55,300	1,016,013
AEON Financial Service Co., Ltd.	11,400	172,366
AGC, Inc.	22,900	713,617
Ajinomoto Co., Inc.	43,600	825,242
ANA Holdings, Inc.	17,500	589,567
Asahi Kasei Corp.	146,200	1,450,310
Astellas Pharma, Inc.	146,100	2,089,838
Bridgestone Corp.	9,100	354,135
Central Japan Railway Co.	10,300	2,123,957
Chugai Pharmaceutical Co., Ltd.	22,000	1,719,237
CyberAgent, Inc.	600	23,128
Dai Nippon Printing Co., Ltd.	45,800	1,188,096
Daifuku Co, Ltd.	11,300	587,894
Daikin Industries, Ltd.	29,300	3,864,352
Daiwa House Industry Co., Ltd.	53,300	1,732,500
Denso Corp.	51,000	2,253,556
East Japan Railway Co.	33,600	3,212,914
Eisai Co., Ltd.	25,200	1,287,392
Fast Retailing Co., Ltd.	4,800	2,863,437
Fujitsu, Ltd.	18,300	1,470,774
Hitachi Chemical Co., Ltd.	15,200	498,606
Hitachi Construction Machinery Co., Ltd.	16,400	398,357
Hitachi High-Technologies Corp.	3,300	191,829
Hitachi Metals, Ltd.	27,100	294,307
Honda Motor Co., Ltd.	164,100	4,296,866
Kajima Corp.	52,500	691,655
Kao Corp.	51,200	3,797,856
KDDI Corp.	138,100	3,603,406
Keio Corp.	7,600	474,555
Keyence Corp.	10,800	6,722,520
Kikkoman Corp.	16,700	801,175
Komatsu, Ltd.	79,900	1,842,475
Konica Minolta, Inc.	154,100	1,078,163
Kubota Corp.	81,600	1,241,029
Kuraray Co., Ltd.	53,800	664,687
Kyocera Corp.	37,800	2,356,852
Kyushu Railway Co.	18,000	574,558
Lawson, Inc.	4,900	250,907
Marui Group Co., Ltd.	15,300	324,167
Mitsubishi Chemical Holdings Corp.	84,000	602,061
Mitsubishi Estate Co., Ltd.	138,500	2,678,107
Mitsubishi Materials Corp.	10,600	287,350
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,800	370,064
Mitsui Fudosan Co., Ltd.	80,100	1,993,458
Mizuho Financial Group, Inc.	1,996,100	3,067,512
Murata Manufacturing Co., Ltd.	66,900	3,242,478
Nabtesco Corp.	100	3,130
NEC Corp.	39,600	1,674,545
NGK Insulators, Ltd.	29,700	424,893
NGK Spark Plug Co., Ltd.	18,100	347,280
Nikon Corp.	39,600	496,796
Nintendo Co., Ltd.	8,700	3,240,718
Nippon Express Co., Ltd.	4,000	204,867
Nitto Denko Corp.	12,400	600,844
Nomura Research Institute, Ltd.	71,600	1,430,708
NSK, Ltd.	41,700	353,410
NTT DOCOMO, Inc.	96,600	2,466,645
Obayashi Corp.	91,500	915,085
Odakyu Electric Railway Co., Ltd.	20,500	492,415
Omron Corp.	22,500	1,239,864
Ono Pharmaceutical Co., Ltd.	25,500	464,406
Oriental Land Co., Ltd.	16,300	2,484,371
Osaka Gas Co., Ltd.	40,600	779,785
Panasonic Corp.	193,700	1,578,594
Park24 Co., Ltd.	20,900	485,528
Rakuten, Inc.	45,300	449,040
Recruit Holdings Co, Ltd.	102,300	3,125,622
Resona Holdings, Inc.	206,600	889,029

Secom Co., Ltd.	18,800	1,720,310
Sekisui Chemical Co., Ltd.	42,300	658,276
Sekisui House, Ltd.	82,300	1,623,957
Seven & i Holdings Co., Ltd.	65,300	2,502,641
Sharp Corp.	400	4,467
Shimadzu Corp.	28,900	734,844
Shimizu Corp.	59,400	539,584
Shin-Etsu Chemical Co., Ltd.	28,600	3,077,657
Shiseido Co., Ltd.	15,300	1,227,965
Showa Denko KK	40,000	1,055,547
Sohgo Security Services Co., Ltd.	3,200	168,304
Sompo Holdings, Inc.	30,200	1,268,305
Sony Corp.	112,200	6,631,933
Stanley Electric Co., Ltd.	15,500	412,850
Sumitomo Chemical Co., Ltd.	79,900	360,730
Sumitomo Metal Mining Co., Ltd.	26,900	840,120
Sumitomo Mitsui Trust Holdings Inc	27,900	1,010,312
Suntory Beverage & Food, Ltd.	3,700	158,404
Sysmex Corp.	6,200	416,530
T&D Holdings, Inc.	57,100	610,155
Taisei Corp.	16,900	657,697
Takeda Pharmaceutical Co., Ltd.	119,200	4,090,426
Teijin, Ltd.	15,000	289,530
Tokyo Electron, Ltd.	14,200	2,728,158
Tokyo Gas Co., Ltd.	12,700	321,220
Tokyu Corp.	84,500	1,589,560
Toray Industries, Inc.	81,000	603,243
TOTO, Ltd.	18,300	689,184
Unicharm Corp.	25,600	813,670
West Japan Railway Co.	12,900	1,091,483
Yamada Denki Co., Ltd.	116,500	564,486
Yamaha Corp.	10,000	450,851
Yokogawa Electric Corp.	27,400	503,494
		135,446,793

NETHERLANDS: 5.8%
Aegon NV	179,835	746,877
Akzo Nobel NV	27,406	2,441,947
ASML Holding NV	34,113	8,460,484
ING Groep NV	161,826	1,690,552
Koninklijke Ahold Delhaize NV	116,263	2,907,464
Koninklijke DSM NV	13,670	1,645,619
Koninklijke KPN NV	76,805	239,358
Koninklijke Philips NV	110,447	5,103,654
NN Group NV	26,942	954,786
Unilever NV	132,381	7,949,135
Wolters Kluwer NV	21,065	1,537,008
		33,676,884

NEW ZEALAND: 0.2%
Auckland International Airport, Ltd.	170,925	980,074
Fletcher Building, Ltd.	97,043	312,975
		1,293,049

NORWAY: 0.9%
Mowi ASA	72,223	1,668,150
Norsk Hydro ASA	338,260	1,191,073
Orkla ASA	66,814	607,961
Schibsted ASA, Class B	11,218	314,597
Telenor ASA	62,762	1,259,250
		5,041,031

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	426,749	1,656,140
Jeronimo Martins SGPS SA	9,495	160,120
		1,816,260

SINGAPORE: 1.7%
Ascendas Real Estate Investment Trust, REIT	172,500	389,577
CapitaLand Commercial Trust, REIT	148,200	222,059
CapitaLand Mall Trust, REIT	236,100	449,463
CapitaLand, Ltd.	189,600	484,650
DBS Group Holdings, Ltd.	152,683	2,762,206
Jardine Cycle & Carriage, Ltd.	13,700	297,547
Keppel Corp., Ltd.	163,100	700,430
Oversea-Chinese Banking Corp, Ltd.	277,200	2,179,178
Singapore Airlines, Ltd.	75,400	498,716
Singapore Press Holdings, Ltd.	244,700	368,505
Singapore Telecommunications, Ltd.	696,300	1,562,311
		9,914,642

SPAIN: 3.9%
Amadeus IT Group SA	47,133	3,377,154
Banco Bilbao Vizcaya Argentaria SA	520,822	2,711,131
Banco de Sabadell SA	475,427	460,936
Bankinter SA	60,032	378,819
CaixaBank SA	293,862	770,796
Enagas SA	15,844	366,258
Ferrovial SA	31,019	896,239
Iberdrola SA	568,447	5,908,305
Industria de Diseno Textil SA	86,834	2,687,301
Naturgy Energy Group SA	43,730	1,159,840
Red Electrica Corp. SA	35,290	714,825
Telefonica SA	390,851	2,986,548
		22,418,152

SWEDEN: 3.3%
Assa Abloy AB, Class B	90,368	2,008,984
Atlas Copco AB, Class A	78,774	2,425,697
Atlas Copco AB, Class B	37,198	1,007,287
Boliden AB	28,503	654,616
Essity AB, Class B	42,436	1,238,215
Hennes & Mauritz AB, Class B	80,183	1,554,296
Husqvarna AB, Class B	58,608	445,706
Kinnevik AB, Class B	25,556	671,912
Millicom International Cellular SA	6,394	310,281
Sandvik AB	124,757	1,942,211
Skandinaviska Enskilda Banken AB, Class A	94,735	870,492
Skanska AB, Class B	40,284	815,555
SKF AB, Class B	46,130	761,751
Svenska Handelsbanken AB, Class A	126,946	1,187,590
Swedbank AB, Class A	79,937	1,151,228
Tele2 AB, Class B	36,236	538,917
Telia Company AB	288,455	1,290,403
		18,875,141

SWITZERLAND: 7.7%
ABB, Ltd.	217,170	4,270,839
Adecco Group AG	18,361	1,016,057
Alcon, Inc. (a)	39,058	2,278,248
Chocoladefabriken Lindt & Spruengli AG	198	1,462,367
Clariant AG (a)	10,239	199,432
Givaudan SA	712	1,987,207
Kuehne & Nagel International AG	9,206	1,354,687
Lonza Group AG (a)	6,622	2,240,956
Roche Holding AG	56,877	16,560,560
SGS SA	554	1,373,323
Sika AG	12,643	1,849,819
Sonova Holding AG	4,322	1,005,646
Swiss Re AG	23,429	2,444,670
Swisscom AG	1,597	787,916
Vifor Pharma AG	3,295	526,637
Zurich Insurance Group AG	13,181	5,048,425
		44,406,789

UNITED KINGDOM: 12.2%
3i Group PLC	133,113	1,905,161
Associated British Foods PLC	38,139	1,079,670
Aviva PLC	425,928	2,090,959
Barratt Developments PLC	96,038	764,524
Berkeley Group Holdings PLC	9,788	502,559
British Land Co. PLC, The, REIT	75,077	540,088
BT Group PLC	736,262	1,614,926
Burberry Group PLC	16,959	453,002
Coca-Cola HBC AG (a)	12,239	399,732
Compass Group PLC	124,254	3,197,390
Croda International PLC	4,426	264,391
DCC PLC	5,597	488,138
Ferguson PLC	18,134	1,323,432
GlaxoSmithKline PLC	446,240	9,564,971
Informa PLC	119,603	1,252,592
InterContinental Hotels Group PLC	20,444	1,275,816
Intertek Group PLC	20,156	1,356,745
J Sainsbury PLC	461,428	1,245,115
Kingfisher PLC	166,271	422,558
Legal & General Group PLC	773,898	2,362,183
London Stock Exchange Group PLC	26,884	2,414,175
Marks & Spencer Group PLC	141,180	319,768
Mondi PLC	37,295	714,102
National Grid PLC	268,250	2,904,422
NMC Health PLC	5,940	197,975
Pearson PLC	75,965	688,864
Prudential PLC	214,873	3,893,761
Reckitt Benckiser Group PLC	57,560	4,494,249
RELX PLC	149,379	3,547,708
RSA Insurance Group PLC	89,238	585,499
Segro PLC, REIT	59,845	596,621
Smith & Nephew PLC	8,141	196,051
Spirax-Sarco Engineering, PLC	8,700	838,190
SSE PLC	72,677	1,111,801
Standard Chartered PLC	232,861	1,954,616
Standard Life Aberdeen PLC	450,328	1,581,604
Taylor Wimpey PLC	425,579	844,744
Tesco PLC	820,701	2,426,377
Unilever PLC	103,113	6,197,292
Whitbread PLC	15,849	836,496
Wm Morrison Supermarkets PLC	332,648	819,054
WPP PLC	99,877	1,250,596
		70,517,917

TOTAL COMMON STOCKS
(Cost $514,556,591)		566,332,961

PREFERRED STOCKS: 0.2%
GERMANY: 0.2%
Bayerische Motoren Werke AG	5,338	296,540
Henkel AG & Co. KGaA	6,400	633,274
Sartorius AG	13	2,370

TOTAL PREFERRED STOCKS		932,184
(Cost $981,830)

EXCHANGE-TRADED FUNDS: 1.2%
iShares Core MSCI EAFE ETF	114,964	7,020,851

(Cost $6,961,128)

TOTAL INVESTMENTS: 99.4%		574,285,996
(Cost $522,499,549)

Other assets and liabilities - (net): 0.6%		3,179,871

Net Assets: 100.0%		$577,465,867

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR
		PERCENT
SECTOR	VALUE	OF NET ASSETS
Communication Services	$30,685,920	5.3%
Consumer Discretionary	63,220,797	11.0%
Consumer Staples	61,076,261	10.6%
Energy	35,778	0.0%*
Financials	112,149,338	19.4%
Health Care	68,024,175	11.8%
Industrials	94,176,084	16.3%
Information Technology	50,981,122	8.8%
Materials	43,554,578	7.5%
Real Estate	20,269,173	3.5%
Utilities	23,091,919	4.0%
Exchange-Traded Funds	7,020,851	1.2%
Other assets and liabilities (net)	3,179,871	0.6%
Total	$577,465,867	100.0%

*	Rounds to less than 0.05%